Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 15, 2022 USD ($)	Feb. 15, 2022 $ / shares	Jun. 30, 2022 ft² $ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2022 ft² $ / shares	Jun. 30, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Subsequent Event [Line Items]
Common stock dividend per share declared			$ 0.075	$ 0.04	$ 0.15	$ 0.08	$ 0.205	$ 0.25
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declared date		Feb. 15, 2022
Common stock dividend per share declared		$ 0.075
Dividend record date		Feb. 28, 2022
Dividends paid | $	$ 737
Dividend paid date		Mar. 15, 2022
Subsequent Event [Member] | PENNSYLVANIA
Subsequent Event [Line Items]
Area of office space | ft²			24,000		24,000
Lease expiration date					Jun. 30, 2032
Lease options					two additional five year renewal options